Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 100,082	$ 107,088
Mexico
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,352	56,352
Guatemala
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,755	1,679
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Goodwill	433	420
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,425	1,442
Panama
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,200	1,131
Colombia
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,414	4,367
Brazil
Disclosure of detailed information about intangible assets [line items]
Goodwill	31,741	38,765
Argentina
Disclosure of detailed information about intangible assets [line items]
Goodwill	312	306
Uruguay
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,450	$ 2,626